NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenues	$ 1,643	$ 1,430	$ 1,619
Non-controlling interests	395	320	373
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	1,643	1,430	1,619
Non-controlling interests	395	320	373
Other Comprehensive Income (loss)	(81)	(357)	(12)
Net Income	288	162	235
Other Comprehensive Income (loss)	(5)	15	245
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	569	488	478
Non-controlling interests	34	11	24
Other Comprehensive Income (loss)	6	42	71
Net Income	138	46	103
Other Comprehensive Income (loss)	26	167	278
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	1,074	942	1,141
Non-controlling interests	361	309	349
Other Comprehensive Income (loss)	(87)	(399)	(83)
Net Income	150	116	132
Other Comprehensive Income (loss)	$ (31)	$ (152)	$ (33)